Short-term Investments - Summary of Short-term Investments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Short-term Investments [line items]
Equity securities	R$ 240	R$ 8,518
Short-term investments	2,937,029	2,770,589
Bonds [member]
Disclosure of Short-term Investments [line items]
Listed securities	2,927,002	2,752,743
Investment funds [member]
Disclosure of Short-term Investments [line items]
Unlisted securities	R$ 9,787	R$ 9,328